November 27, 1998


Report to Fellow Shareholders:

     Nicholas Equity Income Fund had a negative total return of 14.27% for the six month period ended September 30, 1998. Net assets at September 30 were $25.3 million, and the net asset value per share was $12.10. Returns for periods ended September 30, 1998 are shown below:

                                                                       Average Annual Total Return*
                                                                       ----------------------------
                                                                       One Year        Three Year
                                                                       ---------       ------------

Nicholas Equity Income Fund
  (Distributions Reinvested)......................................      (5.11)%           9.58%
Standard & Poor's 500 Index
  (Dividends Reinvested)..........................................       9.05%           22.60%
Lehman Brothers Intermediate
  Corporate Bond Index............................................       9.92%            8.17%


     The Fund's objective is to produce reasonable income with moderate long term growth. The Fund has a portfolio compostion of 56% common stocks, 22% convertible bonds, 4% in a non-convertible bond and 18% in cash equivalents as of September 30, 1998 in an effort to meet this objective. Nicholas Equity Income Fund's 4.49% 30-day annualized yield as of September 30 compares favorably with the Standard & Poor's 500 yield of approximately 1.70%.

     By design, Nicholas Equity Income Fund can be expected to show the most resistance during a stock market correction in relation to the Nicholas growth funds which are equity funds. Upside potential in rising markets was expected to be less. In particular, the chart below confirms this action.

                                                 For the time period ended September 30, 1998
                                                          Average Annual Total Return
                                          Three month -------------------------------------------
                                            Return    One Year   Three year  Five Year   Ten Year
                                           ------------------------------------------------------

Nicholas Equity Income Fund...........      (12.97)%  (5.11)%     9.58%       N/A*        N/A*
Nicholas Fund.........................      (15.89)%   0.77%     18.90%      15.99%      15.13%
Nicholas II...........................      (15.62)%  (1.66)%    17.21%      15.76%      13.51%
Nicholas Limited Edition..............      (17.01)%  (14.53)%   12.69%      12.50%      14.27%

     Thank you for your interest in Nicholas Equity Income Fund.

                                                Sincerely,

                                             /S/Albert O. Nicholas
                                             ---------------------
                                                Albert O. Nicholas
                                                President

    *The Fund's average annual total return for the life of the Fund (November
    23, 1993 through September 30, 1998)       is 9.44%.  Total returns are
    historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost. For more complete information on the above mentioned funds, including management fees and expenses, call 1-800-227-5987 for a prospectus.
    Please read it carefully before you invest or send money.


Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------

                                              Six Months               Year Ended March 31,
                                            Ended 9/30/98   --------------------------------------------
                                             (unaudited)       1998     1997     1996     1995    1994(1)
                                           ---------------     ----     ----     ----     ----    ------
NET ASSET VALUE, BEGINNING OF PERIOD          $14.35         $12.27   $12.35   $10.56   $10.04    $10.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          .22            .47      .48      .36      .30       .06
  Net (losses) gains on securities
    (realized and unrealized)                  (2.24)          2.77      .44     1.77      .50      (.01)
                                              ------         ------   ------   ------   ------    ------
       Total from investment operations        (2.02)          3.24      .92     2.13      .80       .05
                                              ------         ------   ------   ------   ------    ------

  LESS DISTRIBUTIONS:
  Dividends (from net investment income)        (.18)          (.50)    (.45)    (.34)    (.28)     (.01)
  Distributions (from capital gains)            (.05)          (.66)    (.55)     --        --        --
                                              ------         ------   ------   ------   ------    ------

            Total distributions                 (.23)         (1.16)   (1.00)    (.34)    (.28)     (.01)
                                              ------         ------   ------   ------   ------    ------

NET ASSET VALUE, END OF PERIOD                $12.10         $14.35   $12.27   $12.35   $10.56    $10.04
                                              ------         ------   ------   ------   ------    ------
                                              ------         ------   ------   ------   ------    ------


TOTAL RETURN                                (14.27)%(2)       27.83%    7.83%  20.61%    8.13%     .53%(2)


RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)        $25.3         $29.0    $20.8    $15.8     $11.8    $5.8
   Ratio of expenses to average net assets     0.90%(3,4)    0.90%(4) 0.90%(4) 1.38%(4)  1.73%    1.70%(3)
   Ratio of net investment income
     to average net assets                     3.32%(3,4)    3.61%(4) 4.12%(4) 3.26%(4)  3.32%    2.53%(3)
   Portfolio turnover rate                    34.08%(3)       36.83%   23.05%  68.85%   10.98%       0%


     (1) For the period from November 23, 1993 (date of initial public offering) through March 31, 1994.
     (2)  Not annualized.
     (3)  Annualized.
     (4) Net of reimbursement by adviser. Absent reinbursement of expenses, the ratio of expenses to average net assets for the six months ended
          September 30, 1998 and the years ended 1998, 1997 and 1996 would have been 1.11%, 1.08%, 1.18% and 1.40%, respectively. The ratio of net investment income to average net assets would have been 3.11%, 3.43%, 3.84% and 3.24%, respectively.

                The accompanying notes to financial statements are an integral part of these statements.



Top Ten Portfolio Holdings
September 30, 1998 (unaudited)
-------------------------------------------------------------------------------

                                                        Percentage of
                                                          Net Assets
                                                       ----------------
U.S. Bancorp................................................  5.06%
Firstar Corporation.........................................  4.73%
RPM, Inc. ..................................................  4.57%
ThermoQuest Corporation, 5.00%, due August 15, 2000 ........  4.54%
Household International, Inc................................  4.45%
General Cable Corporation...................................  4.39%
Dean Foods Company..........................................  4.35%
American Home Products Corporation..........................  4.14%
Thermo Optek Corporation, 5.00%, due October 15, 2000 ......  4.05%
Beverly Enterprises, Inc. 9.00%, due February 15, 2006......  3.88%
                                                             ------
     Total of top ten holdings ............................  44.16%
                                                             ------
                                                             ------


Schedule of Investments
September 30, 1998 (unaudited)
----------------------------------------------------------------------------
 Shares or                                                       Quoted
 Principal                                                       Market
  Amount                                                          Value
-----------                                                   -------------
                                                               (Note 1 (a))
COMMON STOCKS - 55.93%
                  Banks and Finance - 21.60%
  30,000          Edwards (A.G.), Inc......................     $   909,375
  23,600          Firstar Corporation......................       1,194,750
  30,000          Household International, Inc.............       1,125,000
  13,238          InvestorsBancorp, Inc *..................         115,833
  53,000          Medallion Financial Corporation..........         834,750
  36,000          U.S. Bancorp.............................       1,280,250
                                                                -----------
                                                                  5,459,958
                                                                -----------
                  Food and Beverage - 4.35%
  25,000          Dean Foods Company.......................       1,100,000
                                                                -----------
                  Health Care - 4.14%
  20,000          American Home Products Corporation              1,047,500
                                                                -----------
                  Industrial Products and Services - 8.96%
  60,000          General Cable Corporation................       1,110,000
  80,000          RPM, Inc.................................       1,155,000
                                                                -----------
                                                                  2,265,000
                                                                -----------
                  Insurance - 3.79%
  15,000          American General Corporation.............         958,125
                                                                -----------
                  Investment Management - 1.88%
  25,000          Waddell & Reed Financial, Inc. - Class A          475,000
                                                                -----------
                  Real Estate - 8.18%
  55,500          Bando McGlocklin Capital Corporation.....         499,500
  32,750          Correctional Properties Trust............         585,406
  19,200          National Health Investors, Inc...........         595,200
  16,500          Reckson Associates Realty Corporation....         387,750
                                                                -----------
                                                                  2,067,856
                                                                -----------
                  Miscellaneous - 3.03%
  30,000          Landauer, Inc. ..........................         765,000
                                                                -----------
                    TOTAL COMMON STOCKS
                     (cost $12,098,006)....................      14,138,439
                                                                -----------
NON-CONVERTIBLE BONDS - 3.87%
                  Health Care - 3.87%
1,000,000         Beverly Enterprises, Inc.
                   9.00%, due February 15, 2006............         980,000
                                                                ----------
                    TOTAL NON-CONVERTIBLE BONDS
                     (cost $1,000,250).....................         980,000
                                                                -----------
CONVERTIBLE BONDS - 22.23%
                  Consumer Products and Services - 8.08%
 1,225,000        ThermoQuest Corporation
                   5.00%, due August 15, 2000..............       1,146,906
 1,100,000        ThermoTrex Corporation
                   3.25%, due November 1, 2007.............         895,125
                                                                -----------
                                                                  2,042,031
                                                                -----------
                  Health Care - 6.92%
 1,000,000        Assisted Living Concepts, Inc.
                   6.00%, due November 1, 2002.............         868,750
 1,195,000        Emeritus Corporation
                   6.25%, due January 1, 2006  ............         881,313
                                                                -----------
                                                                  1,750,063
                                                                -----------
                  Industrial Products and Services - 7.23%
 1,100,000        Richey Electronics, Inc.
                   7.00%, due March 1, 2006................         805,750
 1,100,000        Thermo Optek Corporation
                   5.00%, due October 15, 2000.............       1,023,000
                                                                -----------
                                                                  1,828,750
                                                                -----------

                    TOTAL CONVERTIBLE BONDS
                     (cost $6,601,275).....................       5,620,844
                                                                -----------
SHORT-TERM INVESTMENTS -  17.68%
                  Commercial Paper - 15.50%
  $250,000        Universal Foods Corporation
                   5.70%, due October 2, 1998..............         249,960
   300,000        Universal Foods Corporation
                   5.70%, due October 5, 1998..............         299,810
   525,000        Fiserv, Inc.
                   5.70%, due October 7, 1998..............         524,501
   500,000        Applied Power Inc.
                   5.70%, due October 9, 1998..............         499,367
   500,000        Badger Meter, Inc.
                   5.70%, due October 13, 1998.............         499,050
   850,000        Marriott International, Inc.
                   5.72%, due October 15, 1998.............         848,109
   500,000        WEYCO Group, Inc.
                   5.70%, due October 16, 1998.............         498,813
   500,000        Manpower Inc.
                   5.45%, due October 20, 1998.............         498,562
                                                                -----------
                                                                  3,918,172
                                                                -----------

Variable Rate Demand Notes - 2.18%
   261,559        Pitney Bowes Credit Corporation
                   4.95%, due October 1, 1998..............         261,559
   253,576        Wisconsin Electric Power Company
                   4.96%, due October 1, 1998..............         253,576
    35,137        Warner Lambert Company
                   4.96%, due October 1, 1998..............          35,137
                                                                -----------
                                                                    550,272
                                                                -----------

                    TOTAL SHORT-TERM INVESTMENTS
                     (cost $4,459,871).....................       4,468,444
                                                                -----------
                    TOTAL INVESTMENTS
                     (cost $24,159,402)....................      25,207,727
                                                                -----------
                  CASH AND RECEIVABLES,
                    NET OF LIABILITIES - 0.29%.............          72,474
                                                                -----------
                    TOTAL NET ASSETS
                     (Basis of percentages
                      disclosed above).....................     $25,280,201
                                                                -----------
                                                                -----------
*Nondividend paying security.



    The accompanying notes to financial statements are an integral part of this schedule.

Historical Record (unaudited)


-------------------------------------------------------------------------------

                                                          Net Investment                      Dollar     Growth of
                                               Net            Income      Capital Gain       Weighted    An Initial
                                            Asset Value   Distributions   Distributions   Price/Earnings  $10,000
                                             Per Share      Per Share       Per Share        Ratio(2)    Investment(3)
                                            -----------   -------------   -------------   -------------- -------------
November 23, 1993(1).......................    $10.00     $    --         $    --             --           $10,000
March 31, 1994.............................     10.04      0.0133              --           14.4 times      10,053
March 31, 1995.............................     10.56      0.2810              --           14.6            10,871
March 31, 1996.............................     12.35      0.3370              --           16.8            13,111
March 31, 1997.............................     12.27      0.4527          0.5483           15.9            14,138
March 31, 1998.............................     14.35      0.5014          0.6586           23.0            18,072
September 30, 1998.........................     12.10      0.1815 (4)      0.0515 (4)       17.6            15,494

 (1) Date of Initial Public Offering.
 (2) Based on latest 12 months accomplished earnings.
 (3) Assuming reinvestment of all distributions.
 (4) Paid $0.0875 in net investment income and $0.0515 in capital gains on May 6, 1998 to shareholders of record on April 30, 1998. Paid $0.0940 in net investment income on August 5, 1998 to shareholders of record on July 30, 1998.


    Range in quarter end price/earnings ratios
        High 22.7            Low 13.9
        ---------            --------
    June 30, 1998    December 31, 1994



Statement of Assets and Liabilities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

ASSETS:
       Investments in securities at market value
                   (cost $24,159,402) (Note 1 (a)).........        $25,207,727
       Dividends and interest receivable...................            158,448
       Cash................................................              1,517
                                                                   -----------
                   Total assets............................         25,367,692
                                                                   -----------

LIABILITIES:
       Payables --
             Management fee (Note 2).......................             59,503
             Other payables and accrued expenses...........             27,988
                                                                   -----------
                   Total liabilities.......................             87,491
                                                                   -----------
                   Total net assets........................        $25,280,201
                                                                  ------------
                                                                  ------------



NET ASSETS CONSIST OF:
       Fund shares issued and outstanding..................       $23,298,124
       Net unrealized appreciation on investments (Note 3).         1,039,752
       Accumulated undistributed net realized gains on investments    675,968
       Accumulated undistributed net investment income....       .    266,357
                                                                  -----------
                                                                  $25,280,201
                                                                  -----------
                                                                  -----------
NET ASSET VALUE PER SHARE ($.0001 par value, 500,000,000 shares authorized), offering price and redemption price
  ($25,280,201 /2,089,915 shares outstanding)...........              $12.10
                                                                       ------
                                                                       ------

             The accompanying notes to financial statements are an
                     integral part of this statement.

Statement of Operations
For the six months ended September 30, 1998 (unaudited)
-------------------------------------------------------------------------------
INCOME:
       Dividends........................................           $  278,523
       Interest.........................................              311,962
                                                                   ----------
                                                                      590,485
                                                                   ----------

EXPENSES:
       Management fee (Note 2)..........................               98,209
       Legal fees.......................................               18,760
       Registration fees................................               11,152
       Audit and tax consulting fees....................                9,050
       Transfer agent fees..............................                8,255
       Postage and mailing fees.........................                1,966
       Printing fees....................................                1,966
       Other operating expenses.........................                1,956
       Pricing Service Fees.............................                1,251
       Insurance fees...................................                1,000
       Directors' fees .................................                  900
       Custodian fees ..................................                  687
                                                                   ----------
             Total expenses before reimbursement........              155,152
                                                                   ----------
             Reimbursement of expenses by adviser (Note 2)            (28,884)
                                                                   ----------
                                                                      126,268
                                                                   ----------
             Net investment income.....................               464,217
                                                                   ----------

NET REALIZED GAINS ON INVESTMENTS......................               753,097

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             (5,441,096)
                                                                   ----------
             Net loss on investments...................            (4,687,999)
                                                                   ----------
             Net decrease in net assets resulting from operations $(4,223,782)
                                                                   ----------
                                                                   ----------

             The accompanying notes to financial statements are
                     an integral part of this statement.


Statements of Changes in Net Assets
For the six months ended September 30, 1998 (unaudited) and the year ended March 31, 1998
-------------------------------------------------------------------------------

                                                                                   Six Months
                                                                                  Ended 9/30/98      1998
OPERATIONS:                                                                        -----------   ----------
    Net investment income......................................................   $  464,217     $  901,343
    Net realized gains on investments..........................................      753,097        778,333
    Net (decrease) increase in unrealized appreciation on investments..........   (5,441,096)     4,450,636
                                                                                 -----------     ----------
         Net (decrease) increase in net assets resulting from operations.......   (4,223,782)     6,130,312
                                                                                 -----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
     ($0.1815 and $0.5014 per share, respectively).............................     (374,551)      (932,718)
    Distributions from net realized gains on investment transactions
     ($0.0515 and $0.6586 per share, respectively).............................     (105,168)    (1,225,096)
                                                                                 -----------     ----------
         Total distributions...................................................     (479,719)    (2,157,814)
                                                                                 -----------     ----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (171,467 and 447,302 shares, respectively).....    2,323,078      5,856,564
    Net asset value of shares issued in distributions
     from net investment income and net realized gains
     (32,337 and 158,330 shares, respectively).................................      451,617      2,037,382
    Cost of shares redeemed (132,807 and 283,616 shares, respectively)..........  (1,762,886)    (3,715,860)
                                                                                 -----------     ----------
         Increase in net assets derived from capital share transactions........    1,011,809      4,178,086
                                                                                 -----------     ----------
         Total increase (decrease) in net assets.............................     (3,691,692)     8,150,584
                                                                                 -----------     ----------
NET ASSETS, at the beginning of the period (including undistributed net
  investment income of $266,357 and $208,066, respectively)....................   28,971,893     20,821,309
                                                                                 -----------     ----------
NET ASSETS, at the end of the period (including undistributed net investment
  income of $197,840 and $176,691, respectively)................................  $25,280,201    $28,971,893
                                                                                 -----------     ----------
                                                                                 -----------     ----------



         The accompanying notes to financial statements are an integral part of these statements


Notes to Financial Statements
September 30, 1998 (unaudited)
-------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
        Nicholas Equity Income Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration. To achieve its primary objective, the Fund generally will have at least 65% of its total assets invested in income-producing equity securities.
      The following is a summary of the significant accounting policies of the Fund.

        (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Market values of most debt securities are based on valuations provided by a pricing service which determines valuations for normal institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are generally recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for Federal income tax purposes.

        (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

        (c) Provision has not been made for Federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

        (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

        (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on approximately 1/17th of 1% (.70 of 1% on an annual basis) of the average net asset value up to and including $50 million, and 1/20th of 1% (.60 of 1% on an annual basis) of the average net asset value in excess of $50 million. The adviser has decided to absorb all expenses of the Fund in excess of 0.90% of net assets. The adviser reimbursed $28,884 to the Fund which represents the expenses in excess of 0.90% (annualized) of net assets for the six months ended September 30, 1998. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. The advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --

    Aggregate gross unrealized appreciation (depreciation) as of September
    30, 1998, based on investment cost for Federal tax purposes is as follows:

      Aggregate gross unrealized appreciation on investments .....  $3,042,834
      Aggregate gross unrealized depreciation on investments .....  (2,003,082)
           Net unrealized appreciation ...........................  $1,039,752

(4) Investment Transactions --

    For the period ended September 30, 1998, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $4,195,761 and $5,777,187, respectively.


                       Officers and Directors



                          ALBERT O. NICHOLAS
                        President and Director

                           ROBERT H. BOCK
                              Director

                          MELVIN L. SCHULTZ
                              Director

                           RICHARD SEAMAN
                              Director

                          DAVID L. JOHNSON
                      Executive Vice President

                          THOMAS J. SAEGER
               Executive Vice President and Secretary

                          DAVID O. NICHOLAS
                        Senior Vice President

                          LYNN S. NICHOLAS
                        Senior Vice President

                           JEFFREY T. MAY
                Senior Vice President and Treasurer

                          CANDACE L. LESAK
                           Vice President

                           MARK J. GIESE
                           Vice President

                          TRACY C. EBERLEIN
                      Assistant Vice President

                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                          Transfer Agent
                 FIRSTAR MUTUAL FUND SERVICES, LLC
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547

                            Custodian
                   FIRSTAR BANK MILWAUKEE, N.A.
                      Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547

                             Counsel
                   MICHAEL, BEST & FRIEDRICH LLP
                       Milwaukee, Wisconsin

                            Auditors
                       ARTHUR ANDERSEN LLP
                      Milwaukee, Wisconsin


        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


700 North Water Street
Milwaukee, Wisconisn  53202
www.nicholasfunds.com